Schedule of property and equipment useful lives (Details)	Jun. 30, 2024
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Leasehold Improvements [Member]
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Electronic equipment	3 years